MARKET RISK BENEFITS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance [Abstract]
Increase (decrease) annual assumptions review	$ 202	$ (40)	$ 0